Warrant Liability - Table Displays the Number of Warrants in Issue (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrant Liability [Line Items]
Number of warrants issued at, beginning	16,316	0
Number of warrants issued at, ending	17,195	16,316
Tradeable Warrants
Warrant Liability [Line Items]
Number of warrants issued at, beginning	8,625	0
Number of warrants issued at, ending	8,625	8,625
Non-Tradeable Warrants
Warrant Liability [Line Items]
Number of warrants issued at, beginning	7,691	0
Number of warrants issued at, ending	8,570	7,691
Alkuri Warrants
Warrant Liability [Line Items]
Issued during period		14,558,000
Alkuri Warrants | Tradeable Warrants
Warrant Liability [Line Items]
Issued during period		8,625,000
Alkuri Warrants | Non-Tradeable Warrants
Warrant Liability [Line Items]
Issued during period		5,933,000
AlbaCore Warrants
Warrant Liability [Line Items]
Issued during period	879	1,758,000
AlbaCore Warrants | Tradeable Warrants
Warrant Liability [Line Items]
Issued during period		0
AlbaCore Warrants | Non-Tradeable Warrants
Warrant Liability [Line Items]
Issued during period	879	1,758,000